Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2024, 2025 and 2026:

	Fiscal Year ended March 31, 2024
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance for credit losses on acquired financial assets at acquisition	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(712)	¥0	¥(218)	¥151	¥(110)	¥3,203	¥2,893	¥310
Overseas	446	94	0	(6)	1	46	581	526	55
Card loans
Japan	9,022	101	0	(918)	10	(8,203)	12	12	0
Other
Japan	7,759	5,313	0	(3,856)	7	(9,132)	91	6	85
Overseas	1,889	3,166	0	(2,736)	476	265	3,060	1,762	1,298
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	176	0	0	0	0	429	429	0
The Americas	1,494	74	0	(55)	0	205	1,718	660	1,058
Other than non-recourse loans
Real estate companies
Japan	777	176	0	(4)	26	0	975	889	86
Overseas	1,007	430	0	0	0	112	1,549	1,045	504
Commercial, industrial and other companies
Japan	1,152	(44)	0	(281)	9	21	857	722	135
Overseas	19,132	8,702	0	(4,762)	176	2,576	25,824	16,061	9,763
Loans to Equity method investees	650	99	0	0	0	129	878	422	456
Purchased loans *1	1,148	13	47,676	(47,722)	2	16	1,133	548	585
Net investment in leases:	15,719	3,064	0	(2,635)	26	606	16,780	10,866	5,914

Subtotal	64,540	20,652	47,676	(63,193)	884	(13,469)	57,090	36,841	20,249

Other financial assets measured at amortized cost *2	833	311	0	(280)	9	147	1,020	321	699

Total	¥65,373	¥20,963	¥47,676	¥(63,473)	¥893	¥(13,322)	¥58,110	¥37,162	¥20,948

	Fiscal Year ended March 31, 2025
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance for credit losses on acquired financial assets at acquisition	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,203	¥(317)	¥0	¥(62)	¥66	¥1	¥2,891	¥2,609	¥282
Overseas	581	1,202	0	0	1	(105)	1,679	505	1,174
Card loans
Japan	12	13	0	0	11	0	36	36	0
Other
Japan	91	(8)	0	0	7	0	90	6	84
Overseas	3,060	2,996	0	(3,237)	453	(224)	3,048	1,355	1,693
Installment loans to corporate borrowers:
Non-recourse loans
Japan	429	33	0	0	0	0	462	462	0
The Americas	1,718	1,066	0	(150)	0	(41)	2,593	1,548	1,045
Other than non-recourse loans
Real estate companies
Japan	975	(14)	0	(78)	26	(1)	908	877	31
Overseas	1,549	682	0	0	0	(185)	2,046	764	1,282
Commercial, industrial and other companies
Japan	857	359	0	(146)	7	1	1,078	586	492
Overseas	25,824	1,094	0	(4,048)	34	(2,841)	20,063	11,919	8,144
Loans to Equity method investees	878	954	0	(255)	0	(65)	1,512	167	1,345
Purchased loans *1	1,133	80	7,507	(7,547)	2	167	1,342	521	821
Net investment in leases:	16,780	4,934	0	(3,505)	91	(178)	18,122	11,236	6,886

Subtotal	57,090	13,074	7,507	(19,028)	698	(3,471)	55,870	32,591	23,279

Other financial assets measured at amortized cost *2	1,020	179	0	(276)	14	(38)	899	299	600

Total	¥58,110	¥13,253	¥7,507	¥(19,304)	¥712	¥(3,509)	¥56,769	¥32,890	¥23,879

	Fiscal Year ended March 31, 2026
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance for credit losses on acquired financial assets at acquisition	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥2,891	¥180	¥0	¥(130)	¥36	¥(153)	¥2,824	¥2,615	¥209
Overseas	1,679	262	0	(202)	0	80	1,819	367	1,452
Card loans
Japan	36	(7)	0	0	6	0	35	35	0
Other
Japan	90	(5)	0	0	2	(84)	3	3	0
Overseas	3,048	2,203	0	(3,720)	337	224	2,092	1,449	643
Installment loans to corporate borrowers:
Non-recourse loans
Japan	462	126	0	0	0	(6)	582	582	0
Overseas	2,593	2,969	0	(1,264)	0	1,337	5,635	2,224	3,411
Other than non-recourse loans
Real estate companies
Japan	908	192	0	(18)	25	(84)	1,023	1,021	2
Overseas	2,046	320	0	0	0	(876)	1,490	519	971
Commercial, industrial and other companies
Japan	1,078	167	0	(24)	43	(75)	1,189	691	498
Overseas	20,063	11,799	0	(3,067)	197	1,633	30,625	11,946	18,679
Loans to Equity method investees	1,512	(169)	0	(1,439)	2	94	0	0	0
Purchased loans *1	1,342	322	3,633	(3,763)	11	5,943	7,488	133	7,355
Net investment in leases:	18,122	4,933	0	(4,938)	365	1,425	19,907	13,218	6,689

Subtotal	55,870	23,292	3,633	(18,565)	1,024	9,458	74,712	34,803	39,909

Other financial assets measured at amortized cost *2	899	1,482	4,491	(1,336)	2	(56)	5,482	659	4,823

Total	¥56,769	¥24,774	¥8,124	¥(19,901)	¥1,026	¥9,402	¥80,194	¥35,462	¥44,732

Notes: 1	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2	Since April 1, 2025, the geographic classification of
Non-recourse
loans within Installment loans to corporate borrowers has been changed from “The Americas” to “Overseas,” reflecting the occurrence of transactions outside The Americas, although the principal assets remain located in The Americas.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable, which include purchased trade receivables. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥20,968 million, ¥18,723 million and ¥34,017 million for fiscal 2024, 2025 and 2026 respectively. The reconciliation between the above table and the amounts reported on the consolidated statements of income in fiscal
2024, 2025 and 2026 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025	Fiscal Year ended March 31, 2026
	Provision for credit losses	Provision for credit losses	Provision for credit losses
Net investment in leases	¥3,064	¥4,934	¥4,933
Installment loans	17,588	8,140	18,359

Subtotal in the above table	20,652	13,074	23,292

Other financial assets measured at amortized cost	311	179	1,482

Total in the above table	20,963	13,253	24,774

Off-balance sheet credit exposures *3(a)	(440)	5,297	7,211
Available-for-sale debt securities *3(b)	445	173	2,032

Amount reported on the consolidated financial statements	¥20,968	¥18,723	¥34,017

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥5,116 million, ¥9,766 million and ¥17,676 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥634 million ¥670 million and ¥3,505 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

*4	Included in Charge-offs of purchased loans were write-offs of purchased loans at the acquisition date of ¥ 47,676 million, ¥7,507 million and ¥3,633 million during fiscal 2024, 2025 and 2026.
*5	“Other” mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025	Fiscal Year ended March 31, 2026
	Provision for credit losses	Provision for credit losses	Provision for credit losses
Net investment in leases	¥3,064	¥4,934	¥4,933
Installment loans	17,588	8,140	18,359

Subtotal in the above table	20,652	13,074	23,292

Other financial assets measured at amortized cost	311	179	1,482

Total in the above table	20,963	13,253	24,774

Off-balance sheet credit exposures *3(a)	(440)	5,297	7,211
Available-for-sale debt securities *3(b)	445	173	2,032

Amount reported on the consolidated financial statements	¥20,968	¥18,723	¥34,017

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥5,116 million, ¥9,766 million and ¥17,676 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥634 million ¥670 million and ¥3,505 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

Summary of purchased loans
The following table provides information about purchased loans and about purchased trade receivables acquired in fiscal 2024, 2025 and 2026, for which it is probable at acquisition that collection of all contractually required payments is unlikely. Such receivables include those acquired in connection with the consolidation of subsidiaries:

	Millions of yen
	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025	Fiscal Year ended March 31, 2026
Purchase price	¥12,271	¥5,264	¥18,162
Allowance for credit losses at acquisition date	47,676	7,507	15,079
Discount or premium attributable to other factors	1,188	1,332	2,368

Par value	¥61,135	¥14,103	¥35,609

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2025 and 2026 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during fiscal 2025 and 2026. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

		March 31, 2025
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2025	2024	2023	2022	2021	Prior	Total
Consumer borrowers:
	Performing	¥358,952	¥154,694	¥159,847	¥143,281	¥227,594	¥936,220	¥1,980,588
	Non-Performing	586	1,421	3,101	2,086	668	11,576	¥19,438
	Gross write-offs	206	1,773	1,136	106	8	70	¥3,299

Real estate loans
	Performing	339,308	142,337	152,451	142,224	227,484	935,996	¥1,939,800
	Non-Performing	224	472	2,110	2,057	666	11,487	¥17,016
	Gross write-offs	0	0	0	0	0	62	¥62
Other
	Performing	19,644	12,357	7,396	1,057	110	224	¥40,788
	Non-Performing	362	949	991	29	2	89	¥2,422
	Gross write-offs	206	1,773	1,136	106	8	8	¥3,237

Corporate borrowers:
	Performing	865,495	246,134	133,623	154,928	42,744	175,757	¥1,618,681
	Non-Performing	2,389	8,970	4,353	33,020	7,593	14,275	¥70,600
	Gross write-offs	65	181	73	2,485	24	1,594	¥4,422

	March 31, 2025
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2025	2024	2023	2022	2021	Prior	Total
Non-recourse loans
Japan

Performing	225,394	52,292	10,487	6,932	0	6,372	¥301,477
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	44,762	20,079	7,540	886	135	9,491	¥82,893
Non-Performing	0	0	67	0	0	3,764	¥3,831
Gross write-offs	0	0	0	0	0	150	¥150

Other than non-recourse loans
Real estate companies in Japan
Performing	205,004	67,092	33,558	23,295	19,072	67,088	¥415,109
Non-Performing	0	0	0	0	8	549	¥557
Gross write-offs	0	0	0	0	0	78	¥78
Real estate companies in overseas
Performing	57,678	2,458	8,833	2,828	504	6,469	¥78,770
Non-Performing	104	680	1,283	1,188	0	162	¥3,417
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	131,439	38,390	20,382	10,761	6,412	17,740	¥225,124
Non-Performing	415	58	130	11	76	86	¥776
Gross write-offs	0	0	0	0	6	140	¥146
Commercial, industrial and other companies in overseas
Performing	201,218	65,823	52,823	110,226	16,621	68,597	¥515,308
Non-Performing	1,870	8,232	2,873	31,821	7,509	9,714	¥62,019
Gross write-offs	65	181	73	2,485	18	1,226	¥4,048
Loans to Equity method investees:
Performing	515	111,724	2,028	0	1,583	14,858	¥130,708
Non-Performing	0	0	0	0	0	1,345	¥1,345
Gross write-offs	0	0	55	39	0	161	¥255

		March 31, 2025
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2025	2024	2023	2022	2021	Prior	Total
Purchased loans:
	Performing	0	52	14	476	86	19,497	¥20,125
	Non-Performing	0	0	0	31	0	1,233	¥1,264
	Gross write-offs	0	0	0	57	255	7,235	¥7,547

Net investment in leases:
	Performing	448,045	316,681	179,111	89,639	47,256	64,828	¥1,145,560
	Non-Performing	2,381	5,398	4,893	1,879	836	6,433	¥21,820
	Gross write-offs	0	456	1,029	538	353	1,129	¥3,505

Japan
	Performing	199,069	145,491	101,351	67,720	40,680	60,287	¥614,598
	Non-Performing	160	628	763	808	500	1,506	¥4,365
	Gross write-offs	0	34	135	254	256	627	¥1,306
Overseas
	Performing	248,976	171,190	77,760	21,919	6,576	4,541	¥530,962
	Non-Performing	2,221	4,770	4,130	1,071	336	4,927	¥17,455
	Gross write-offs	0	422	894	284	97	502	¥2,199

Total (excluding revolving repayment card loans)
	Performing	¥1,673,007	¥829,285	¥474,623	¥388,324	¥319,263	¥1,211,160	¥4,895,662
	Non-Performing	5,356	15,789	12,347	37,016	9,097	34,862	¥114,467
	Gross write-offs	271	2,410	2,293	3,225	640	10,189	¥19,028

		March 31, 2026
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2026	2025	2024	2023	2022	Prior	Total
Consumer borrowers:
	Performing	¥392,074	¥290,820	¥136,404	¥137,394	¥130,105	¥958,672	¥2,045,469
	Non-Performing	451	3,465	2,184	5,041	1,405	10,452	¥22,998
	Gross write-offs	137	1,046	1,390	1,156	128	195	¥4,052

Real estate loans
	Performing	371,586	279,725	130,960	134,882	129,906	958,622	¥2,005,681
	Non-Performing	195	3,063	1,888	4,817	1,401	10,448	¥21,812
	Gross write-offs	0	0	0	34	105	193	¥332
Other
	Performing	20,488	11,095	5,444	2,512	199	50	¥39,788
	Non-Performing	256	402	296	224	4	4	¥1,186
	Gross write-offs	137	1,046	1,390	1,122	23	2	¥3,720
Corporate borrowers :
	Performing	813,938	449,888	164,930	78,714	107,095	133,575	¥1,748,140
	Non-Performing	1,276	3,184	9,835	7,692	13,814	26,748	¥62,549
	Gross write-offs	305	76	471	74	143	3,304	¥4,373

	March 31, 2026
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2026	2025	2024	2023	2022	Prior	Total
Non-recourse loans
Japan
Performing	181,856	113,115	30,906	7,633	6,753	2,858	¥343,121
Gross write-offs	0	0	0	0	0	0	¥0
Overseas
Performing	89,661	61,545	23,222	7,398	2,037	4,439	¥188,302
Non-Performing	0	79	4,656	855	1,065	5,351	¥12,006
Gross write-offs	0	0	0	0	0	1,264	¥1,264
Other than non-recourse loans
Real estate companies in Japan
Performing	211,938	96,971	40,453	22,320	19,139	69,631	¥460,452
Non-Performing	0	19	0	0	0	535	¥554
Gross write-offs	0	0	0	5	0	13	¥18
Real estate companies in overseas
Performing	46,394	5,163	1,147	1,120	0	5,848	¥59,672
Non-Performing	0	0	440	1,586	63	92	¥2,181
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	111,912	52,689	28,678	8,018	8,374	8,501	¥218,172
Non-Performing	14	411	47	116	11	139	¥738
Gross write-offs	0	0	8	7	0	9	¥24
Commercial, industrial and other companies in overseas
Performing	172,177	120,405	40,524	32,225	70,792	42,298	¥478,421
Non-Performing	1,262	2,675	4,692	5,135	12,675	20,631	¥47,070
Gross write-offs	305	76	463	62	143	2,018	¥3,067
Loans to Equity method investees:
Performing	3,032	573	585	2,005	21	15,020	¥21,236
Non-Performing	0	0	0	0	0	0	¥0
Gross write-offs	0	0	0	0	0	1,439	¥1,439

Purchased loans :
Performing	0	792	0	0	0	13,019	¥13,811
Non-Performing	0	0	0	0	0	228	¥228
Gross write-offs	0	10	0	0	0	3,753	¥3,763

		March 31, 2026
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2026	2025	2024	2023	2022	Prior	Total
Net investment in leases:
	Performing	490,025	327,849	202,407	96,189	47,874	56,070	¥1,220,414
	Non-Performing	3,616	5,892	6,810	3,699	1,456	5,604	¥27,077
	Gross write-offs	57	396	1,337	1,559	416	1,173	¥4,938

Japan
	Performing	197,362	152,845	105,743	66,152	40,753	52,159	¥615,014
	Non-Performing	146	517	865	778	668	1,345	¥4,319
	Gross write-offs	0	16	120	223	189	586	¥1,134
Overseas
	Performing	292,663	175,004	96,664	30,037	7,121	3,911	¥605,400
	Non-Performing	3,470	5,375	5,945	2,921	788	4,259	¥22,758
	Gross write-offs	57	380	1,217	1,336	227	587	¥3,804

Total (excluding revolving repayment card loans)
	Performing	¥1,699,069	¥1,069,922	¥504,326	¥314,302	¥285,095	¥1,176,356	¥5,049,070
	Non-Performing	5,343	12,541	18,829	16,432	16,675	43,032	¥112,852
	Gross write-offs	499	1,528	3,198	2,789	687	9,864	¥18,565

Notes:	1	Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.
2
Since April 1, 2025, the geographic classification of Non-recourse loans within Installment loans to corporate borrowers has been changed from “The Americas” to “Overseas,” reflecting the occurrence of transactions outside The Americas, although the principal assets remain located in The Americas.

Summary of revolving repayment card loans
The
information
about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2025 and 2026 and the gross write-offs, corresponding to card loans, recorded during fiscal 2025 and 2026 is as follows:

	March 31, 2025
	Millions of yen
Portfolio segment	Revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥67,874	¥4,895,662	¥4,963,536

Non-Performing	0	114,467	¥114,467

Gross write-offs	0	19,028	¥19,028

	March 31, 2026
	Millions of yen
Portfolio segment	Revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥64,600	¥5,049,070	¥5,113,670

Non-Performing	0	112,852	¥112,852

Gross write-offs	0	18,565	¥18,565

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2025 and 2026:

	March 31, 2025
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,481	¥7,645	¥12,126	¥2,067,900
	Real estate loans	2,536	5,423	7,959	1,956,816
	Card loans	355	0	355	67,874
	Other	1,590	2,222	3,812	43,210
Corporate borrowers		9,896	35,085	44,981	1,689,281
Non-recourse loans	Japan	0	0	0	301,477
	The Americas	2,141	3,696	5,837	86,724
Other than non-recourse loans	Real estate companies in Japan	200	29	229	415,666
	Real estate companies in overseas	36	2,419	2,455	82,187
	Commercial, industrial and other companies in Japan	1,992	520	2,512	225,900
	Commercial, industrial and other companies in overseas	5,527	28,421	33,948	577,327
Loans to Equity method investees		0	0	0	132,053
Net investment in leases		20,113	20,577	40,690	1,167,380
	Japan	3,851	3,915	7,766	618,963
	Overseas	16,262	16,662	32,924	548,417

Total		¥34,490	¥63,307	¥97,797	¥5,056,614

	March 31, 2026
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,742	¥10,817	¥15,559	¥2,133,067
	Real estate loans	2,703	9,944	12,647	2,027,493
	Card loans	350	0	350	64,600
	Other	1,689	873	2,562	40,974
Corporate borrowers		16,246	20,742	36,988	1,810,689
Non-recourse loans	Japan	0	0	0	343,121
	Overseas	6,022	5,456	11,478	200,308
Other than non-recourse loans	Real estate companies in Japan	292	0	292	461,006
	Real estate companies in overseas	363	2,181	2,544	61,853
	Commercial, industrial and other companies in Japan	2,442	541	2,983	218,910
	Commercial, industrial and other companies in overseas	7,127	12,564	19,691	525,491
Loans to Equity method investees		0	0	0	21,236
Net investment in leases		32,063	26,397	58,460	1,247,491
	Japan	2,234	3,920	6,154	619,333
	Overseas	29,829	22,477	52,306	628,158

Total		¥53,051	¥57,956	¥111,007	¥5,212,483

Notes: 1	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
2
Since April 1, 2025, the geographic classification of
Non-recourse
loans within Installment loans to corporate borrowers has been changed from “The Americas” to “Overseas,” reflecting the occurrence of transactions outside The Americas, although the principal assets remain located in The
Americas
.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2025 and 2026:

	March 31, 2025
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,095	¥1,235	¥260	¥128
Overseas	1,107	4,976	0	0
Other
Japan	96	86	1	0
Overseas	2,574	2,373	0	4
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	3,116	3,831	0	603
Other than non-recourse loans
Real estate companies
Japan	115	29	30	0
Overseas	1,731	3,417	0	0
Commercial, industrial and other companies
Japan	355	520	54	37
Overseas	27,636	60,629	0	2,203
Loans to Equity method investees	1,929	1,345	0	0
Net investment in leases	19,002	20,597	0	0

Total	¥58,756	¥99,038	¥345	¥2,975

	March 31, 2026
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,235	¥1,050	¥281	¥322
Overseas	4,976	8,895	0	137
Other
Japan	86	0	0	0
Overseas	2,373	982	0	3
Installment loans to corporate borrowers:
Non-recourse loans
Overseas	3,831	11,477	0	0
Other than non-recourse loans
Real estate companies
Japan	29	0	22	0
Overseas	3,417	2,181	0	0
Commercial, industrial and other companies
Japan	520	541	3	0
Overseas	60,629	46,642	0	2,399
Loans to Equity method investees	1,345	0	0	0
Net investment in leases	20,597	26,420	0	0

Total	¥99,038	¥98,188	¥306	¥2,861

Note:
Since April 1, 2025, the
geographic
classification of
Non-recourse
loans within Installment loans to corporate borrowers has been changed from “The Americas” to “Overseas,” reflecting the occurrence of transactions outside The Americas, although the principal assets remain located in The Americas.

Summary of modifications of financing receivables
The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024, 2025 and 2026:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥1,266	0.1	¥4,652	0.2	¥42	0.0
Real estate loans	5	0.0	1	0.0	1	0.0
Card loans	1,176	1.6	6	0.0	40	0.1
Other	85	0.2	4,645	9.2	1	0.0
Corporate borrowers	0	0	4,499	0.3	932	0.1
Non-recourse loans	0	0	1,277	0.7	0	0
The Americas	0	0	1,277	2.5	0	0
Other than non-recourse loans	0	0	3,222	0.3	932	0.1
Real estate companies in Japan	0	0	69	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	711	0.4	0	0
Commercial, industrial and other companies in overseas	0	0	2,442	0.3	932	0.1
Loans to Equity method investees	0	0	955	0.4	0	0

Total	¥1,266	0.0	¥10,106	0.2	¥974	0.0

Fiscal Year ended March 31, 2025
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥2	0.0	¥50	0.0	¥0	0
Other	2	0.0	50	0.1	0	0
Corporate borrowers	0	0	11,318	0.7	16	0.0
Non-recourse loans	0	0	2,141	0.6	0	0
The Americas	0	0	2,141	2.5	0	0
Other than non-recourse loans	0	0	9,177	0.7	16	0.0
Real estate companies in Japan	0	0	1,272	0.3	0	0
Real estate companies in overseas	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	623	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	7,282	1.3	16	0.0
Loans to Equity method investees	0	0	933	0.7	0	0

Total	¥2	0.0	¥12,301	0.2	¥16	0.0

Portfolio segment	Combination - interest rate reduction and term extension
Class	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥138	0.0
Other	138	0.3
Corporate borrowers	14,407	0.8
Non-recourse loans	0	0
The Americas	0	0
Other than non-recourse loans	14,407	1.1
Real estate companies in Japan	0	0
Real estate companies in overseas	1,701	1.3
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	12,706	2.2
Loans to Equity method investees	0	0
Total	¥14,545	0.3

Fiscal Year ended March 31, 2026
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥7	0.0	¥15	0.0	¥5	0.0
Other	7	0.0	15	0.0	0	0
Corporate borrowers	0	0	8,859	0.5	12	0.0
Other than non-recourse loans	0	0	8,859	0.7	12	0.0
Real estate companies in Japan	0	0	313	0.1	0	0
Commercial, industrial and other companies in Japan	0	0	404	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	8,142	1.5	12	0.0
Net investment in leases	0	0	91	0.0	12	0.0
Japan	0	0	91	0.0	0	0
Overseas	0	0	0	0	12	0.0

Total	¥7	0.0	¥8,965	0.2	¥29	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction, term extension and principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥83	0.0	¥0	0
Other	83	0.2	0	0
Corporate borrowers	1,495	0.1	2,620	0.1
Other than non-recourse loans	1,495	0.1	2,620	0.2
Real estate companies in Japan	130	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0
Commercial, industrial and other companies in overseas	1,365	0.3	2,620	0.5
Net investment in leases	0	0	0	0
Japan	0	0	0	0
Overseas	0	0	0	0

Total	¥1,578	0.0	¥2,620	0.1

Summary of financial effect of modifications of financing receivable
The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024, 2025 and 2026:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 5.3% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥8 million.
Card loans	Reduced weighted-average contractual interest rate from 12.7% to 0.7%.	Added a weighted-average 0.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥185 million.
Other	Reduced weighted-average contractual interest rate from 14.6% to 5.3%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥785 million.
Corporate borrowers
Non-recourse loans
The Americas	—	Added a weighted-average 1.0 years to the life of loans.	—
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—

Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 8.8% to 6.4%.	Added a weighted-average 3.1 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,487 million.
Loans to Equity method investees	—	Added a weighted-average 0.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥624 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Fiscal Year ended March 31, 2025
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Other	Reduced weighted-average contractual interest rate from 16.5% to 11.8%.	Added a weighted-average 2.4 years to the life of loans.	—
Corporate borrowers
Non-recourse loans
The Americas	—	Added a weighted-average 0.2 years to the life of loans.	—
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 2.6 years to the life of loans.	—
Real estate companies in overseas	Reduced weighted-average contractual interest rate from 7.9% to 6.5%.	Added a weighted-average 2.5 years to the life of loans.	—

Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 15.2% to 11.8%.	Added a weighted-average 1.1 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥11 million.
Loans to Equity method investees	—	Added a weighted-average 0.5 years to the life of loans.	—

Fiscal Year ended March 31, 2026
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥54 million.
Other	Reduced weighted-average contractual interest rate from 16.4% to 11.6%.	Added a weighted-average 2.5 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	Reduced weighted-average contractual interest rate from 2.7% to 2.4%.	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 12.1% to 6.0%.	Added a weighted-average 1.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,405 million.

Net investment in leases
Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥35 million.

Summary of financing receivables payment default and modifications of past due
The following table provides information
about
financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during fiscal 2024, 2025 and 2026.

	Fiscal Year ended March 31, 2024
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Consumer borrowers	¥25	¥212	¥1	¥0	¥33	¥9
Real estate loans	3	0	0	0	0	0
Card loans	18	0	1	0	28	0
Other	4	212	0	0	5	9

Total	¥25	¥212	¥1	¥0	¥33	¥9

	Fiscal Year ended March 31, 2025
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Consumer borrowers	¥0	¥0	¥0	¥17	¥0	¥0
Other	0	0	0	17	0	0
Corporate borrowers	0	0	0	7,620	0	0
Other than non-recourse loans	0	0	0	7,620	0	0

Commercial, industrial and other companies in overseas	0	0	0	7,620	0	0

Total	¥0	¥0	¥0	¥7,637	¥0	¥0

	Fiscal Year ended March 31, 2026
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Corporate borrowers	¥0	¥8,142	¥0	¥0	¥0	¥0
Other than non-recourse loans	0	8,142	0	0	0	0
Commercial, industrial and other companies in overseas	0	8,142	0	0	0	0

Total	¥0	¥8,142	¥0	¥0	¥0	¥0

Summary of past due financial assets modified to debtors
The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted receivables.
The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from March 31, 2024, 2025 and 2026:

	March 31, 2024
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥35	¥91	¥7
Real estate loans	1	0	0
Other	34	91	7
Corporate borrowers	6,140	0	284
Non-recourse loans	1,277	0	0
The Americas	1,277	0	0
Other than non-recourse loans	4,863	0	284
Real estate companies in Japan	37	0	32
Commercial, industrial and other companies in Japan	481	0	230
Commercial, industrial and other companies in overseas	4,345	0	22
Loans to Equity method investees	4,347	0	0

Total	¥10,522	¥91	¥291

	March 31, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥173	¥1	¥17
Other	173	1	17
Corporate borrowers	23,857	2,141	45
Non-recourse loans	0	2,141	0
The Americas	0	2,141	0
Other than non-recourse loans	23,857	0	45
Real estate companies in Japan	1,243	0	29
Real estate companies in overseas	1,701	0	0
Commercial, industrial and other companies in Japan	623	0	0
Commercial, industrial and other companies in overseas	20,290	0	16
Loans to Equity method investees	933	0	0

Total	¥24,963	¥2,142	¥62

	March 31, 2026
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥105	¥0	¥5
Real estate loans	0	0	5
Other	105	0	0
Corporate borrowers	12,973	0	12
Other than non-recourse loans	12,973	0	12
Real estate companies in Japan	443	0	0
Commercial, industrial and other companies in Japan	404	0	0
Commercial, industrial and other companies in overseas	12,126	0	12
Net investment in leases	91	0	12
Japan	91	0	0
Overseas	0	0	12

Total	¥13,169	¥0	¥29